Segment information	12 Months Ended
Dec. 31, 2022
Segment information
Segment information
30 Segment information

The Company has three relevant business segments: gas distribution, fuel distribution and storage. The gas distribution segment (Ultragaz) distributes LPG to residential, commercial, and industrial consumers, especially in the South, Southeast, and Northeast regions of Brazil. The fuel distribution segment (Ipiranga) operates the distribution and marketing of gasoline, ethanol, diesel, fuel oil, kerosene, natural gas for vehicles, and lubricants and related activities throughout all the Brazilian territory. The storage segment (Ultracargo) operates liquid bulk terminals, especially in the Southeast and Northeast regions of Brazil. The digital payments segment (Abastece aí) offers digital payments services, combining the “abastece aí” app and the loyalty program “Km de Vantagens”. In 2022, Ultrapar has ceased to present abastece aí as a separate segment, due to the small relevance of this business relative to the overall results of the Company. The segments shown in the financial statements are strategic business units supplying different products and services. Intersegment sales are done considering the conditions negotiated between the parts.

a. Financial information related to segments

The main financial information of each of the continuing operations of the Company’s segments is as follows. For information on the discontinued operations, see Note 4.c.2:

2022
Results	Ipiranga	Ultragaz	Ultracargo	Others (1) (2)	Subtotal	Eliminations	Total

Net revenue from sales and services	131,337,966	11,483,398	867,148	218,770	143,907,282	(272,574)	143,634,708
Transactions with third parties	131,253,637	11,480,697	684,350	216,024	143,634,708	-	143,634,708
Intersegment transactions	84,329	2,701	182,798	2,746	272,574	(272,574)	-
Cost of products and services sold	(126,569,490)	(9,446,354)	(340,621)	(185,914)	(136,542,379)	266,122	(136,276,257)
Gross profit	4,768,476	2,037,044	526,527	32,856	7,364,903	(6,452)	7,358,451
Operating income (expenses)
Selling and marketing	(1,552,636)	(576,087)	(12,701)	(561)	(2,141,985)	-	(2,141,985)
General and administrative	(828,753)	(257,315)	(134,208)	(320,657)	(1,540,933)	6,452	(1,534,481)
Gain (loss) on disposal of property, plant and equipment and intangible assets	168,709	(1,381)	(887)	2,848	169,289	-	169,289
Other operating income (expenses), net	(525,966)	6,235	3,330	1,879	(514,522)	-	(514,522)
Operating income (loss)	2,029,830	1,208,496	382,061	(283,635)	3,336,752	-	3,336,752
Share of profit (loss) of subsidiaries, joint ventures and associates	(10,052)	13	(3,880)	26,100	12,181	-	12,181
Income (loss) before financial result and income and social contribution taxes	2,019,778	1,208,509	378,181	(257,535)	3,348,933	-	3,348,933
Depreciation of PP&E and amortization of intangible assets	353,962	239,204	94,337	44,738	732,241	-	732,241
Amortization of contractual assets with customers - exclusivity rights	503,751	1,502	-	-	505,253	(346)	504,907
Amortization of right-of-use assets	191,178	56,177	37,124	3,940	288,419	-	288,419
Total depreciation and amortization	1,048,891	296,883	131,461	48,678	1,525,913	(346)	1,525,567

2021
Income	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal	Others (1) (4)	Eliminations	Total
Net revenue from sales and services	99,382,617	9,744,659	713,096	84,733	109,925,105	22,452	(214,715)	109,732,842
Transactions with third parties	99,382,547	9,740,657	518,762	84,733	109,726,699	6,143	-	109,732,842
Intersegment transactions	70	4,002	194,334	-	198,406	16,309	(214,715)	-
Cost of products and services sold	(96,110,408)	(8,626,340)	(285,406)	-	(105,022,154)	70	194,118	(104,827,966)
Gross profit	3,272,209	1,118,319	427,690	84,733	4,902,951	22,522	(20,597)	4,904,876
Operating income (expenses)
Selling and marketing	(1,409,350)	(438,697)	(9,213)	(71,345)	(1,928,605)	(6,184)	-	(1,934,789)
Loss allowance (reversion) for expected credit losses	23,536	(20,482)	69	-	3,123	-	-	3,123
General and administrative	(846,441)	(202,002)	(127,117)	(113,544)	(1,289,104)	(198,044)	20,597	(1,466,551)
Gain (loss) on disposal of property, plant and equipment and intangible assets	183,862	2,138	(1,754)	(9)	184,237	(48)	-	184,189
Other operating income (expenses), net	74,574	10,976	3,876	5,159	94,585	1,581	-	96,166
Operating income (loss)	1,298,390	470,252	293,551	(95,006)	1,967,187	(180,173)	-	1,787,014
Share of profit (loss) of subsidiaries, joint ventures and associates	(859)	(104)	602	-	(361)	(17,273)	-	(17,634)
Operating income before finance income (expenses) and income and social contribution taxes	1,297,531	470,148	294,153	(95,006)	1,966,826	(197,446)	-	1,769,380
Depreciation of PP&E and amortization of intangible assets	325,942	211,014	76,421	14,365	627,742	25,376	-	653,118
Amortization of contractual assets with customers - exclusivity rights	280,975	1,546	-	-	282,521	-	-	282,521
Amortization of right-of-use assets	182,245	46,579	25,440	267	254,531	6,185	-	260,716
Total of depreciation and amortization	789,162	259,139	101,861	14,632	1,164,794	31,561	-	1,196,355

2020
Income	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Subtotal Segments	Others (1) (4)	Elimination	Total

Net revenue from sales and services	66,133,035	7,408,342	644,177	17,223	74,202,777	48,325	(193,046)	74,058,056
Transactions with third parties	66,132,828	7,403,632	504,725	17,223	74,058,408	352	-	74,058,056
Intersegment transactions	207	4,710	139,452	-	144,369	48,677	(193,046)	-
Cost of products and services sold	(63,609,871)	(6,310,157)	(270,010)	-	(70,190,038)	207	133,384	(70,056,447)
Gross profit	2,523,164	1,098,185	374,167	17,223	4,012,739	48,532	(59,662)	4,001,609
Operating income (expenses)
Selling and marketing	(1,164,779)	(404,776)	(7,278)	(13,945)	(1,590,778)	(5,093)	-	(1,595,871)
Loss allowance (reversion) for expected credit losses	2,863	(18,514)	370	-	(15,281)	-	-	(15,281)
General and administrative	(568,963)	(196,883)	(122,965)	(33,164)	(921,975)	(131,673)	59,662	(993,986)
Gain (loss) on disposal of property, plant and equipment and intangibles	78,952	7,936	(1,433)	-	85,455	-	-	85,455
Other operating income, net	44,195	8,265	8,898	920	62,278	1,756	-	64,034
Operating income (loss)	915,432	494,213	251,759	(28,966)	1,632,438	(86,478)	-	1,545,960
Share of profit (loss) of subsidiaries, joint ventures and associates	(932)	(53)	392	-	(593)	(43,438)	-	(44,031)
Operating income before finance income (expenses) and income and social contribution taxes	914,500	494,160	252,151	(28,966)	1,631,845	(129,916)	-	1,501,929
Depreciation of PP&E and amortization of intangible assets charges	314,511	192,241	65,838	4,053	576,643	18,888	-	595,531
Amortization of contractual assets with customers – exclusive rights	287,800	1,636	-	-	289,436	-	-	289,436
Amortization of right-of-use assets	177,039	41,015	19,482	40	237,576	5,094	-	242,670
Total of depreciation and amortization	779,350	234,892	85,320	4,093	1,103,655	23,982	-	1,127,637

(1)	Includes in the line “General and administrative” and revenue on disposal of PP&E and intangibles the amount of R$ 157,621 in 2022 (R$ 154,640 in 2021 and R$ 87,363 in 2020) of expenses related to Ultrapar's holding structure, including the Presidency, Financial Board, Legal Board, Board of Directors and Fiscal Council, Risk, Compliance and Audit Board and Sustainability Board.
(2)

The “Others” column consists of financial income and expenses, income and social contribution taxes of the segments, the parent company Ultrapar and subsidiaries Abastece aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures of ConectCar, until June 30, 2021, and RPR. In 2022, Ultrapar has ceased to present Abastece Aí as a separate segment,due to the small relevance of this business relative to the overall results of the Company.

12/31/2022
Main indicators - Cash flows	Ipiranga	Ultragaz	Ultracargo	Others (3)	Subtotal Segments	Eliminations	Total
Acquisition of property, plant and equipment	426,861	318,750	175,984	6,641	929,236	-	929,236
Capitalized interest and other items included in property, plant and equipment and provision for ARO	32,628	-	-	-	32,628	-	32,628
Acquisition of intangible assets	194,385	38,876	9,125	35,214	277,600	-	277,600
Payments of contractual assets with customers - exclusivity rights	769,119	-	-	-	769,119	-	769,119
Decarbonization credits (note 16)	635,130	-	-	-	635,130	-	635,130

12/31/2021
Main indicators - Cash flows	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Others (3)	Subtotal Segments	Eliminations	Total
Acquisition of property, plant and equipment	386,693	336,871	298,272	636	5,947	1,028,419	-	1,028,419
Capitalized interest and other items included in property, plant and equipment and provision for ARO	7,683	-	2,782		-	10,465	-	10,465
Acquisition of intangible assets	156,498	30,150	15,819	34,824	197	237,488	-	237,488
Payments of contractual assets with customers - exclusivity rights	420,261	-	-		-	420,261	-	420,261
Decarbonization credits (note 16)	176,837	-	-		-	176,837	-	176,837

12/31/2020
Main indicators - Cash flows	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Others (3)	Subtotal Segments	Elimination	Total

Acquisition of property, plant, and equipment	245,980	276,470	211,287	5,149	11,732	750,618	-	750,618
Acquisition of intangible assets	85,337	32,613	5,596	10,285	20,703	154,534	-	154,534
Payments of contractual assets with customers – exclusive rights	351,233	4,812	-	-	-	356,045	-	356,045
Decarbonization credits (see Note 16)	125,345	-	-	-	-	125,345	-	125,345

12/31/2022
Assets	Ipiranga	Ultragaz	Ultracargo	Others (3)	Subtotal Segments	Discontinued operations	Total
Total assets (excluding intersegment transactions)	23,342,826	4,281,857	3,045,407	5,770,913	36,441,003	-	36,441,003

12/31/2021
Assets	Ipiranga	Ultragaz	Ultracargo	Abastece aí	Others (3)	Subtotal Segments	Discontinued operations	Total
Total assets (excluding intersegment transactions)	21,050,793	3,233,736	2,675,453	152,212	897,246	28,009,440	11,000,917	39,010,357

(3)

The “Others” column comprises the parent company Ultrapar (including goodwill from certain acquisitions) and the subsidiaries Millenium, Serma, Imaven, Ultrapar International, UVC Investimentos and UVC - Fundo de investimento.

(4)	The “Others” column consists of financial income and expenses, income and social contribution taxes of the segments, the parent company Ultrapar and subsidiaries Abastece aí, Millenium, Serma, Imaven Imóveis Ltda. (“Imaven”), Ultrapar International, UVC Investimentos, UVC - Fundo de investimento and share of profit (loss) of joint ventures of ConectCar, until June 30, 2021, and RPR.

b. Geographic area information

The subsidiaries generate revenue from operations in Brazil, as well as from exports of products and services to foreign customers, as disclosed below:

	2022	2021	2020
Net revenue from sales and services:
Brazil	140,801,146	109,598,146	73,941,162
Europe	607,416	18,876	34,460
Singapore	359,250	-	-
United States of America and Canada	1,785,413	35,279	29,935
Other Latin American countries	73,351	69,523	45,356
Others	8,132	11,018	7,143
Total	143,634,708	109,732,842	74,058,056